PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.7%
Communication Services : 4.4%
43,523
(1)
AST SpaceMobile, Inc.
$ 3,606,751
0.4
27,000
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
2,295,540
0.3
52,826
(1)(2)
Live Nation
Entertainment, Inc.
8,056,493
0.9
41,408
(1)
Reddit, Inc. - Class A
5,575,587
0.7
188,906
(1)
ROBLOX Corp. - Class
A
10,684,523
1.3
8,533
(1)
Roku, Inc.
807,393
0.1
13,514
(1)
Take-Two Interactive
Software, Inc.
2,669,015
0.3
18,067  TKO Group Holdings,
Inc.
3,643,211
0.4
37,338,513
4.4
Consumer Discretionary : 19.4%
38,147
(1)
Amer Sports, Inc.
1,255,799
0.1
250
(1)
AutoZone, Inc.
844,445
0.1
16,700
(1)(2)
Birkenstock Holding
PLC
598,361
0.1
6,172
(1)
Boot Barn Holdings,
Inc.
903,334
0.1
9,837
(1)
Bright Horizons Family
Solutions, Inc.
807,913
0.1
22,265
(1)
Burlington Stores, Inc.
7,244,586
0.8
83,899
Carnival Corp.
2,171,306
0.3
43,734
(1)
Carvana Co.
13,749,095
1.6
17,427
(1)
Cava Group, Inc.
1,409,844
0.2
34,949
(1)
Chewy, Inc. - Class A
943,623
0.1
9,900
Churchill Downs, Inc.
889,317
0.1
278,605
(1)
Coupang, Inc.
5,260,062
0.6
39,251  Darden Restaurants,
Inc.
7,694,766
0.9
5,882
Domino's Pizza, Inc.
2,110,403
0.2
41,118
(1)
DraftKings, Inc. - Class
A
888,971
0.1
74,929
(1)
Dutch Bros, Inc.
- Class A
3,795,903
0.4
13,931
eBay, Inc.
1,268,000
0.1
38,991
Expedia Group, Inc.
9,002,632
1.1
7,510
(1)(2)
Flutter Entertainment
PLC - Class DI
765,645
0.1
63,690  Hilton Worldwide
Holdings, Inc.
19,366,855
2.3
6,300
(2)
Hyatt Hotels Corp.
- Class A
905,877
0.1
72,905  Las Vegas Sands
Corp.
3,928,121
0.5
9,763
(1)
Ollie's Bargain Outlet
Holdings, Inc.
898,587
0.1
48,720
(1)
On Holding AG - Class
A
1,657,454
0.2
34,417
(1)
Planet Fitness, Inc.
- Class A
2,559,936
0.3
8,727
Ralph Lauren Corp.
3,002,001
0.4
30,166
Ross Stores, Inc.
6,534,861
0.8
77,095  Royal Caribbean
Cruises Ltd.
21,215,002
2.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
12,027  Service Corp.
International
$ 992,348
0.1
18,708
(1)
SharkNinja, Inc.
1,981,177
0.2
44,031
Tapestry, Inc.
6,213,214
0.7
64,184  Tempur Sealy
International, Inc.
4,744,481
0.6
17,867
Texas Roadhouse, Inc.
2,950,556
0.3
2,600
(1)
TopBuild Corp.
913,380
0.1
151,276
Tractor Supply Co.
6,852,803
0.8
6,173
(1)
Ulta Beauty, Inc.
3,226,689
0.4
66,965
(1)(2)
Valvoline, Inc.
2,255,381
0.3
61,228
(1)
Viking Holdings Ltd.
4,499,033
0.5
9,393
(1)
Wayfair, Inc. - Class A
706,448
0.1
6,331
Williams-Sonoma, Inc.
1,154,331
0.1
14,284
Wingstop, Inc.
2,213,592
0.3
32,945
Yum! Brands, Inc.
5,122,289
0.6
165,498,421
19.4
Consumer Staples : 2.2%
12,591
(1)
BJ's Wholesale Club
Holdings, Inc.
1,239,206
0.1
2,927  Casey's General
Stores, Inc.
2,130,446
0.2
61,557
(1)
Celsius Holdings, Inc.
2,184,042
0.3
7,129
Dollar General Corp.
846,426
0.1
9,404
(1)
e.l.f. Beauty, Inc.
569,977
0.1
16,849  Estee Lauder Cos.,
Inc. - Class A
1,209,253
0.1
8,700
(1)
Freshpet, Inc.
512,952
0.1
16,482
McCormick & Co., Inc.
831,352
0.1
12,014
(1)
Performance Food
Group Co.
1,029,119
0.1
28,001
(1)
Sprouts Farmers
Market, Inc.
2,159,717
0.3
69,165
(1)
US Foods Holding
Corp.
6,377,705
0.7
19,090,195
2.2
Energy : 4.8%
14,049
Cameco Corp.
1,525,862
0.2
27,854
Cheniere Energy, Inc.
7,903,851
0.9
6,874  Diamondback Energy,
Inc.
1,359,608
0.2
15,871
EQT Corp.
1,010,030
0.1
15,107
HF Sinclair Corp.
942,526
0.1
20,300
Ovintiv, Inc.
1,205,008
0.1
51,077  Permian Resources
Corp. - Class A
1,088,962
0.1
66,314
Targa Resources Corp.
16,626,909
2.0
32,959
TechnipFMC PLC
2,278,456
0.3
12,164  Texas Pacific Land
Corp.
5,772,548
0.7
80,889
(1)
Uranium Energy Corp.
1,092,002
0.1
40,805,762
4.8
Financials : 8.9%
43,731
(1)
Affirm Holdings, Inc.
2,003,754
0.2
4,768
Allstate Corp.
988,597
0.1
28,105  Ameriprise Financial,
Inc.
12,489,862
1.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
35,151  Ares Management
Corp. - Class A
$ 3,834,974
0.5
8,086  Arthur J Gallagher &
Co.
1,751,266
0.2
40,513  Bank of New York
Mellon Corp.
4,806,057
0.6
76,690
(1)
Block, Inc.
4,615,204
0.5
8,925
(1)
Coinbase Global, Inc.
- Class A
1,558,394
0.2
23,790
(1)
Corpay, Inc.
6,922,652
0.8
15,120  East West Bancorp,
Inc.
1,614,211
0.2
11,424
Global Payments, Inc.
768,835
0.1
12,250
Globe Life, Inc.
1,704,833
0.2
7,825  Hanover Insurance
Group, Inc.
1,356,464
0.2
38,093  Interactive Brokers
Group, Inc. - Class A
2,554,898
0.3
36,528
Invesco Ltd.
887,265
0.1
20,044
Lazard, Inc.
851,469
0.1
26,631  LPL Financial
Holdings, Inc.
8,011,404
0.9
13,418
MSCI, Inc.
7,232,436
0.8
36,160
(1)
Robinhood Markets,
Inc. - Class A
2,505,888
0.3
48,638
(1)
Rocket Cos., Inc.
- Class A
693,092
0.1
30,560
SLM Corp.
654,290
0.1
17,304  StepStone Group, Inc.
- Class A
825,747
0.1
14,275
Stifel Financial Corp.
1,055,208
0.1
128,146
(1)
Toast, Inc. - Class A
3,397,150
0.4
20,818
TPG, Inc.
843,337
0.1
15,815  Tradeweb Markets,
Inc. - Class A
1,860,793
0.2
75,788,080
8.9
Health Care : 14.7%
37,163
(1)
Alnylam
Pharmaceuticals, Inc.
12,296,122
1.4
59,241  AmerisourceBergen
Corp.
18,609,968
2.2
2,428
(1)
Argenx SE, ADR
1,773,047
0.2
5,346
(1)
Ascendis Pharma A/S,
ADR
1,222,791
0.1
3,591
(1)
BeiGene Ltd., ADR
1,066,419
0.1
36,000
(1)
BrightSpring Health
Services, Inc.
1,533,960
0.2
42,165
Cardinal Health, Inc.
8,909,886
1.0
4,317
(1)
Charles River
Laboratories
International, Inc.
744,683
0.1
107,676
(1)
Dexcom, Inc.
6,762,053
0.8
33,694
(1)
Doximity, Inc. - Class A
785,070
0.1
43,975
(1)
Elanco Animal Health,
Inc.
1,052,322
0.1
26,585  Encompass Health
Corp.
2,571,567
0.3
9,800
(1)
Glaukos Corp.
1,055,068
0.1
9,497
(1)
Guardant Health, Inc.
877,238
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,300
(1)
HealthEquity, Inc.
$ 693,631
0.1
25,589
(1)
IDEXX Laboratories,
Inc.
14,378,203
1.7
54,560
(1)
Insmed, Inc.
8,921,651
1.1
20,983
(1)
Insulet Corp.
4,403,073
0.5
42,530
(1)
Ionis Pharmaceuticals,
Inc.
3,193,578
0.4
21,058
(1)
Kymera Therapeutics,
Inc.
1,753,921
0.2
19,798
(1)(2)
Medline, Inc. - Class A
881,011
0.1
6,757
(1)
Medpace Holdings,
Inc.
3,244,644
0.4
725
(1)
Mettler-Toledo
International, Inc.
914,370
0.1
41,980
(1)
Natera, Inc.
8,395,580
1.0
11,900
(1)
Nuvalent, Inc. - Class A
1,219,155
0.1
7,004
Quest Diagnostics, Inc.
1,372,644
0.2
12,601
(1)
RadNet, Inc.
704,270
0.1
5,886
(1)
Repligen Corp.
693,489
0.1
12,136
ResMed, Inc.
2,724,289
0.3
13,017
(1)
Revolution Medicines,
Inc.
1,265,903
0.2
40,300
(1)(2)
Summit Therapeutics,
Inc.
764,088
0.1
10,395
(1)
Tenet Healthcare Corp.
1,961,640
0.2
1,400
(1)
United Therapeutics
Corp.
830,172
0.1
21,911
(1)
Vaxcyte, Inc.
1,273,248
0.2
31,132
(1)
Veeva Systems, Inc.
- Class A
5,468,647
0.6
39,540
(1)
Waystar Holding Corp.
953,309
0.1
125,270,710
14.7
Industrials : 24.6%
8,792
AAON, Inc.
727,538
0.1
28,303
(1)
API Group Corp.
1,146,838
0.1
3,280  Applied Industrial
Technologies, Inc.
870,250
0.1
23,688
(1)
Axon Enterprise, Inc.
10,060,057
1.2
7,021
(1)
Bloom Energy Corp.
- Class A
951,275
0.1
39,571  Booz Allen Hamilton
Holding Corp.
3,087,725
0.4
27,299  Broadridge Financial
Solutions, Inc.
4,435,542
0.5
6,729  BWX Technologies,
Inc.
1,376,013
0.2
2,115
(1)
CACI International, Inc.
- Class A
1,150,285
0.1
3,600  Carpenter Technology
Corp.
1,418,940
0.2
10,954  Comfort Systems USA,
Inc.
15,105,456
1.8
20,557
(1)
Core & Main, Inc.
- Class A
1,015,516
0.1
1,684
Curtiss-Wright Corp.
1,147,006
0.1
4,202
Equifax, Inc.
756,654
0.1
15,583
Esab Corp.
1,506,253
0.2
19,100
(1)
ExlService Holdings,
Inc.
581,595
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
231,250
Fastenal Co.
$ 10,730,000
1.3
7,715  Ferguson Enterprises,
Inc.
1,799,601
0.2
32,989
FTAI Aviation Ltd.
8,082,305
0.9
19,141  GFL Environmental,
Inc.
798,562
0.1
20,400
(1)
GXO Logistics, Inc.
1,057,740
0.1
33,340
HEICO Corp.
9,141,828
1.1
121,894  Howmet Aerospace,
Inc.
28,091,691
3.3
3,877
Hubbell, Inc.
1,902,599
0.2
7,542  John Bean
Technologies Corp.
964,396
0.1
20,317
(1)
Karman Holdings, Inc.
1,626,376
0.2
9,845
(1)
Kratos Defense &
Security Solutions, Inc.
694,171
0.1
6,839  Lennox International,
Inc.
3,174,185
0.4
21,200
Leonardo DRS, Inc.
943,824
0.1
22,755
(1)(2)
Loar Holdings, Inc.
1,303,634
0.2
7,922
(1)
Middleby Corp.
1,050,299
0.1
8,565
Mueller Industries, Inc.
949,002
0.1
7,216
(1)
Nextracker, Inc. - Class
A
869,889
0.1
10,687
nVent Electric PLC
1,264,058
0.1
8,466  Old Dominion Freight
Line, Inc.
1,654,256
0.2
15,309
Paychex, Inc.
1,410,265
0.2
12,735
(1)
Paylocity Holding
Corp.
1,375,889
0.2
35,400
Quanta Services, Inc.
19,435,308
2.3
3,610
(1)
RBC Bearings, Inc.
1,960,663
0.2
127,491
(1)
Rocket Lab Corp.
8,187,472
1.0
2,941  Rockwell Automation,
Inc.
1,055,466
0.1
57,889
(1)
Standardaero, Inc.
1,495,273
0.2
19,795
(1)
Symbotic, Inc.
1,053,094
0.1
26,800
Tetra Tech, Inc.
807,216
0.1
47,032  UL Solutions, Inc.
- Class A
4,031,113
0.5
10,700
(1)
United Airlines
Holdings, Inc.
985,149
0.1
38,678
Veralto Corp.
3,419,909
0.4
25,930
Verisk Analytics, Inc.
4,920,217
0.6
115,923  Vertiv Holdings Co.
- Class A
29,047,985
3.4
4,788
(1)
Vicor Corp.
770,868
0.1
4,700  Westinghouse Air
Brake Technologies
Corp.
1,174,577
0.1
4,301
WW Grainger, Inc.
4,691,574
0.5
10,356
(1)
XPO, Inc.
2,014,760
0.2
209,272,157
24.6
Information Technology : 15.3%
5,335
(1)
Appfolio, Inc. - Class A
841,970
0.1
39,677
(1)
Astera Labs, Inc.
4,348,599
0.5
3,877
Badger Meter, Inc.
590,661
0.1
11,004
Belden, Inc.
1,263,589
0.1
7,602
CDW Corp.
919,994
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
8,652
(1)
Celestica, Inc.
$ 2,437,095
0.3
87,919
(1)
Cloudflare, Inc. - Class
A
18,141,207
2.1
6,288
(1)
Coherent Corp.
1,497,865
0.2
8,641
(1)
Credo Technology
Group Holding Ltd.
811,131
0.1
76,827
(1)
Datadog, Inc. - Class A
9,069,427
1.1
8,200
(1)
Descartes Systems
Group, Inc.
586,792
0.1
16,621
(1)
DigitalOcean Holdings,
Inc.
1,425,749
0.2
82,737
(1)
Dynatrace, Inc.
3,059,614
0.4
12,417
(1)
Elastic NV
620,726
0.1
7,514
Entegris, Inc.
880,941
0.1
2,600
(1)
Fabrinet
1,355,952
0.2
5,915
(1)
Fair Isaac Corp.
6,314,499
0.7
36,842
Gen Digital, Inc.
693,735
0.1
23,224
(1)
GoDaddy, Inc. - Class
A
1,919,928
0.2
21,019
(1)
Guidewire Software,
Inc.
3,143,602
0.4
15,465
(1)
HubSpot, Inc.
3,775,007
0.4
6,500
(1)
Impinj, Inc.
667,550
0.1
7,051
InterDigital, Inc.
2,129,402
0.2
14,955
(1)
JFrog Ltd.
701,838
0.1
33,700
(1)
Lattice Semiconductor
Corp.
3,126,012
0.4
1,853
(1)
Lumentum Holdings,
Inc.
1,302,214
0.1
6,847
(1)
MACOM Technology
Solutions Holdings,
Inc.
1,520,513
0.2
9,527
(1)
Manhattan Associates,
Inc.
1,268,234
0.1
3,560
(1)
MongoDB, Inc.
871,381
0.1
14,370  Monolithic Power
Systems, Inc.
15,711,440
1.8
30,500
(1)
Nutanix, Inc. - Class A
1,159,305
0.1
21,775
(1)
Okta, Inc.
1,713,910
0.2
8,100
(1)
Onto Innovation, Inc.
1,661,067
0.2
15,200
Pegasystems, Inc.
646,912
0.1
32,189
(1)
Procore Technologies,
Inc.
1,834,773
0.2
6,745
(1)
PTC, Inc.
961,095
0.1
75,888
(1)
Pure Storage, Inc.
- Class A
4,480,428
0.5
12,966
(1)
Rambus, Inc.
1,115,465
0.1
27,409
(1)
Rubrik, Inc. - Class A
1,342,219
0.2
100,120
(1)
Samsara, Inc. - Class
A
3,172,803
0.4
3,362  Seagate Technology
Holdings PLC
1,317,097
0.1
3,100
(1)
SiTime Corp.
1,070,585
0.1
18,497
TD SYNNEX Corp.
3,120,629
0.4
5,800
TE Connectivity PLC
1,212,316
0.1
1,531
(1)
Teledyne Technologies,
Inc.
926,270
0.1
4,644
Teradyne, Inc.
1,376,760
0.2
12,795
(1)
Tower Semiconductor
Ltd.
2,245,267
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
7,871
(1)
Twilio, Inc. - Class A
$ 990,329
0.1
7,391
(1)
Tyler Technologies,
Inc.
2,530,531
0.3
27,615
(1)
Viavi Solutions, Inc.
919,027
0.1
4,055
(1)
Zebra Technologies
Corp. - Class A
847,819
0.1
35,311
(1)
Zscaler, Inc.
4,953,780
0.6
130,595,054
15.3
Materials : 1.1%
14,700
Anglogold Ashanti PLC
1,431,192
0.2
54,377
Kinross Gold Corp.
1,659,586
0.2
10,603
Louisiana-Pacific Corp.
771,368
0.1
16,673
(1)(2)
MP Materials Corp.
804,639
0.1
4,005  Packaging Corp. of
America
849,941
0.1
9,387  Sensient Technologies
Corp.
811,412
0.1
11,090  Solstice Advanced
Materials, Inc.
844,615
0.1
10,495
Steel Dynamics, Inc.
1,889,100
0.2
9,061,853
1.1
Real Estate : 1.5%
12,958
(1)
CBRE Group, Inc.
- Class A
1,755,291
0.2
11,770
Iron Mountain, Inc.
1,202,188
0.1
30,152  Lamar Advertising Co.
- Class A
3,819,052
0.5
25,228  Simon Property Group,
Inc.
4,705,779
0.6
12,734
Ventas, Inc.
1,041,386
0.1
12,523,696
1.5
Utilities : 2.8%
8,674
IDACORP, Inc.
1,240,122
0.1
53,182
NRG Energy, Inc.
7,772,017
0.9
99,591
Vistra Corp.
14,971,515
1.8
23,983,654
2.8
Total Common Stock
(Cost $775,921,266)
849,228,095
99.7
PREFERRED STOCK : 0.1%
Consumer Discretionary : 0.1%
32,438
(3)(4)
Rappi, Inc. - Series E
576,424
0.1
Total Preferred Stock
(Cost $1,938,042)
576,424
0.1
Total Long-Term
Investments
(Cost $777,859,308)
849,804,519
99.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.9%
Repurchase Agreements : 1.8%
319,632
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $319,664,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market
Value plus accrued
interest $326,025, due
11/30/27-10/20/75)
$ 319,632
0.0
3,473,684
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $3,474,033,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$3,543,158, due
05/12/27-02/20/66)
3,473,684
0.4
1,242,688
(5)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.680%,
due 04/01/2026
(Repurchase
Amount $1,242,813,
collateralized
by various U.S.
Government
Securities, 0.000%-
3.875%, Market Value
plus accrued interest
$1,267,542, due
06/25/26-02/15/43)
1,242,688
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,001,572
(5)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.700%,
due 04/01/2026
(Repurchase
Amount $2,001,775,
collateralized
by various U.S.
Government Agency
Obligations, 0.000%-
5.350%, Market Value
plus accrued interest
$2,041,615, due
06/22/26-02/23/44)
$ 2,001,572
0.2
929,041
(5)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $929,135,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $947,622, due
04/01/26)
929,041
0.1
3,473,684
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $3,474,032,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$3,543,158, due
05/05/26-01/15/66)
3,473,684
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
4,022,105
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $4,022,522,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$4,096,121, due
04/15/28-02/15/56)
$ 4,022,105
0.5
Total Repurchase
Agreements
(Cost $15,462,406)
15,462,406
1.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.1%
530,251
(6)
T. Rowe Price
Government
Reserve Fund, 3.720%
(Cost $530,251) $ 530,251 0.1
Total Short-Term
Investments
(Cost $15,992,657)
15,992,657
1.9
Total Investments in
Securities
(Cost $793,851,965) $ 865,797,176 101.7
Liabilities in Excess
of Other Assets (14,397,431) (1.7)
Net Assets $ 851,399,745 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2026, the Portfolio held restricted securities with a fair value of $576,424 or 0.1% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 849,228,095 $ — $ — $ 849,228,095
Preferred Stock — — 576,424 576,424
Short-Term Investments 530,251 15,462,406 — 15,992,657
Total Investments, at fair value $ 849,758,346 $ 15,462,406 $ 576,424 $ 865,797,176
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At March 31, 2026, VY
®
T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Rappi, Inc. - Series E 9/8/2020 $ 1,938,042 $ 576,424
$ 1,938,042 $ 576,424
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 144,052,553
Gross Unrealized Depreciation (72,107,342)
Net Unrealized Appreciation $ 71,945,211